LOSS PER SHARE (Tables)	12 Months Ended
May 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF ANTIDILUTIVE COMMON STOCK EQUIVALENTS

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2024	2023
Stock options	511,950	557,450
Restricted stock	88,000	132,000
Warrants	29,336	29,336